Financial risk management - Summary Of Credit Risk Ratings Issued by Risk Rating Agencies (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,063,350	S/ 2,105,246
Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 22,787,598	S/ 24,547,294
Credit Exposure Percentage	100.00%	100.00%
Unrated [Member] | Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 790,408	S/ 1,235,496
Credit Exposure Percentage	3.50%	5.00%
Unrated [Member] | Non Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 226,953	S/ 274,586
Credit Exposure Percentage	1.00%	1.10%
Instruments Issued And Rated In Peru [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,075,744	S/ 3,032,585
Credit Exposure Percentage	13.50%	12.40%
Instruments Issued And Rated In Peru [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 19,125	S/ 14,189
Credit Exposure Percentage	0.10%	0.10%
Instruments Issued And Rated In Peru [Member] | AA- / AA+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,944	S/ 3,016
Credit Exposure Percentage	0.00%	0.00%
Instruments Issued And Rated In Peru [Member] | AA [member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 3,325
Credit Exposure Percentage	0.00%	0.00%
Instruments Issued And Rated In Peru [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,368,251	S/ 2,410,077
Credit Exposure Percentage	10.40%	9.80%
Instruments Issued And Rated In Peru [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 685,424	S/ 601,978
Credit Exposure Percentage	3.00%	2.50%
Instruments Issued In Peru And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 12,256,305	S/ 12,571,091
Credit Exposure Percentage	53.80%	51.20%
Instruments Issued In Peru And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 11,710,437	S/ 12,224,488
Credit Exposure Percentage	51.40%	49.80%
Instruments Issued In Peru And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 545,868	S/ 141,841
Credit Exposure Percentage	2.40%	0.60%
Instruments Issued In Peru And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 204,762
Credit Exposure Percentage	0.00%	0.80%
Instruments Issued And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,162,570	S/ 3,670,477
Credit Exposure Percentage	13.90%	14.80%
Instruments Issued And Rated Abroad [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 41,198	S/ 23,619
Credit Exposure Percentage	0.20%	0.10%
Instruments Issued And Rated Abroad [Member] | AA- / AA+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 26,077	S/ 28,803
Credit Exposure Percentage	0.10%	0.10%
Instruments Issued And Rated Abroad [Member] | AA [member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 489,765	S/ 248,343
Credit Exposure Percentage	2.20%	1.00%
Instruments Issued And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,247,646	S/ 2,907,882
Credit Exposure Percentage	9.90%	11.80%
Instruments Issued And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 295,812	S/ 380,192
Credit Exposure Percentage	1.30%	1.50%
Instruments Issued And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 61,089	S/ 81,638
Credit Exposure Percentage	0.30%	0.30%
Instruments Issued And Rated Abroad [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 983
Credit Exposure Percentage	0.00%	0.00%
Certificate Of Deposits With Variable Interest Rates Issued By BCRP [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,434,836	S/ 1,440,944
Credit Exposure Percentage	6.30%	5.90%
Negotiable Certificates Of Deposits Issued By BCRP [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 43,868	S/ 179,207
Credit Exposure Percentage	0.20%	0.70%
Mutual Funds And Investment Funds Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,402,848	S/ 1,780,519
Credit Exposure Percentage	6.20%	7.30%
Others [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1	S/ 45
Credit Exposure Percentage	0.00%	0.00%
Nonlisted Shares And Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 22,393,533	S/ 24,184,950
Credit Exposure Percentage	98.30%	98.50%
Accrued interest [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 394,065	S/ 362,344
Credit Exposure Percentage	1.70%	1.50%